Related party transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Dividends from associates and joint ventures	¥ 460,008	¥ 349,632
Acquisition price related party transactions	¥ 5,169